CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net cash used in operating activities	$ (84,452)	$ (158,659)
Cash flows from investing activities:
Acquisition of property and equipment	(127,683)	(359,036)
Funds to an affiliated company	(1,838)	(948)
Proceeds from sale of property and equipment	693	9
Net cash used in investing activities	(128,828)	(359,975)
Cash flows from financing activities:
Repayments of long-term debt	(1,912)	0
Payments of deferred financing costs	0	(6,050)
Net proceeds from issuance of shares	0	299,228
Proceeds from long-term debt	0	350,000
Net cash (used in) provided by financing activities	(1,912)	643,178
Effect of exchange rate on cash, cash equivalents and restricted cash	(1,381)	(3,276)
(Decrease) increase in cash, cash equivalents and restricted cash	(216,573)	121,268
Cash, cash equivalents and restricted cash at beginning of period	509,653	499,419
Cash, cash equivalents and restricted cash at end of period	293,080	620,687
Supplemental cash flow disclosures:
Cash paid for interest, net of amounts capitalized	(113,416)	(87,890)
Cash paid for amounts included in the measurement of lease liabilities – operating cash flows from operating leases	(673)	(726)
Change in operating lease right-of-use assets and lease liabilities arising from lease modification	(1,456)	(1,343)
Change in accrued expenses and other current liabilities and other long-term liabilities related to acquisition of property and equipment	9,504	125,378
Change in receivables from/payables to affiliated companies related to acquisition of property and equipment and other long-term assets	$ 1,990	$ 1,918